CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME(LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Net revenues	¥ 2,181,469	$ 342,320	¥ 2,054,095	¥ 1,478,493
Cost of revenues	(557,974)	(87,558)	(580,417)	(439,923)
Gross profit	1,623,495	254,762	1,473,678	1,038,570
Operating expenses:
Sales and marketing expenses	(1,062,523)	(166,733)	(1,035,620)	(792,591)
Product development expenses	(178,750)	(28,050)	(162,829)	(157,505)
General and administrative expenses	(323,968)	(50,838)	(214,224)	(196,029)
Goodwill and intangibles impairment	(32,176)	(5,049)	0	0
Total operating expenses	(1,597,417)	(250,670)	(1,412,673)	(1,146,125)
Other income	23,223	3,644	43,414
Income/(loss) from operations	49,301	7,736	104,419	(107,555)
Interest income	21,120	3,314	38,508	17,654
Interest expenses and others, net	4,014	630	(66)	(9,451)
Income/(loss) before income tax	74,435	11,680	142,861	(99,352)
Income tax benefits/(expenses)	46,139	7,240	4,101	(5,068)
Net income/(loss), all attributable to the Company's ordinary shareholders	¥ 120,574	$ 18,920	¥ 146,962	¥ (104,420)
Weighted average number of ordinary shares used in computing basic income/(loss) per share	328,484,502	328,484,502	319,553,690	308,364,918
Weighted average number of ordinary shares used in computing diluted income/(loss) per share	339,937,677	339,937,677	341,503,118	308,364,918
Net income/(loss) per share attributable to ordinary shareholders-basic | (per share)	¥ 0.37	$ 0.06	¥ 0.46	¥ (0.34)
Net income/(loss) per share attributable to ordinary shareholders-diluted | (per share)	¥ 0.35	$ 0.06	¥ 0.43	¥ (0.34)
Comprehensive income/(loss):
Net income/(loss)	¥ 120,574	$ 18,920	¥ 146,962	¥ (104,420)
Other comprehensive income/(loss)
Foreign currency translation adjustments	(9,202)	(1,444)	(21,087)	5,356
Total comprehensive income/(loss)	¥ 111,372	$ 17,476	¥ 125,875	¥ (99,064)
ADS
Operating expenses:
Net income/(loss) per share attributable to ordinary shareholders-basic | (per share)	¥ 5.51	$ 0.86	¥ 6.90	¥ (5.08)
Net income/(loss) per share attributable to ordinary shareholders-diluted | (per share)	¥ 5.32	$ 0.83	¥ 6.46	¥ (5.08)